PROMISSORY AND CONVERTIBLE NOTES (Details Narrative)											1 Months Ended		12 Months Ended
	Feb. 28, 2019 shares	Feb. 27, 2019 shares	Dec. 05, 2018 USD ($)	Sep. 27, 2018 USD ($)	Mar. 19, 2018 USD ($)	Mar. 19, 2018 CAD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Nov. 15, 2017 USD ($) $ / shares shares	Oct. 11, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 05, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Sep. 27, 2018 CAD ($)	Jan. 31, 2018 CAD ($)
Proceeds from debt													$ (59,094)	$ 196,237
Original issue discount														$ 506,141
Secured Convertible Debenture Agreement [Member]
Maturity Date													Jul. 31, 2018
Secured Convertible Debenture Agreement [Member] | 10% Secured Convertible Debenture [Member]
Proceeds from debt								$ 1,218,620
Maturity Date								Jul. 31, 2018
Number of common share warrants issued | shares		1,268,274,936
Conversion term of debt								Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price.
Procceds from first installment								$ 609,310
Proceeds from final installment					$ 573,307
Secured Convertible Debenture Agreement [Member] | 10% Secured Convertible Debenture [Member] | CAD
Proceeds from debt							$ 1,500,000
Procceds from first installment							$ 750,000
Proceeds from final installment						$ 750,000
10% Unsecured Debentures [Member]
Proceeds from debt											$ 332,065
Maturity Date											Jul. 31, 2018
Number of common share warrants issued | shares		276,809,884
Conversion term of debt											Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price.
Proceeds from final installment					$ 382,263
Amount of additional debt								20,098			$ 20,098
10% Unsecured Debentures [Member] | CAD
Proceeds from debt												$ 409,000
Proceeds from final installment						$ 500,000
Amount of additional debt																			$ 25,000
Secured Promissory Note [Member]
Proceeds from debt										$ 100,000
Maturity Date										Jan. 31, 2018
Non-Interest Bearing Senior Secured Promissory Note [Member]
Maturity Date									Nov. 16, 2022
Principal Amount				$ 85,756					$ 196,237
Number of common share warrants issued | shares	54,203,662								2,133,333
Exercise price (in dollars per share) | $ / shares									$ 0.075
Repayment of debt								148,745
Cancellation of warrant in exchange of common shares | shares		31,109,865
Original issue discount				$ 11,110
Non-Interest Bearing Senior Secured Promissory Note [Member] | CAD
Principal Amount																		$ 111,110
Non-Interest Bearing Senior Secured Promissory Note [Member] | Unsecured Debentures [Member]
Conversion of debt								47,932
Secured Promissory Note [Member] | 10% Unsecured Debentures [Member]
Outstanding principal balance								$ 311,967			$ 311,967
Secured Promissory Note [Member] | 10% Unsecured Debentures [Member] | CAD
Outstanding principal balance																			$ 384,000
8% Senior Secured Promissory Note [Member]
Principal Amount																$ 57,000
8% Senior Secured Promissory Note [Member] | CAD
Principal Amount																	$ 72,960
8% Senior Secured Promissory Note [Member] | Securities Purchase Agreement [Member]
Maturity Date			Dec. 05, 2019
Principal Amount			$ 141,000
Conversion term of debt			Under the terms of the agreement, the principal amount and accrued interest is convertible into common shares of the Company at a conversion price equal to 73% of the market price. The conversion of the debentures is at the option of the holder between 180 days following the issue of the debentures and the maturity date.
Original issue discount			$ 13,000
8% Senior Secured Promissory Note [Member] | Securities Purchase Agreement [Member] | CAD
Principal Amount															$ 168,691